Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended					12 Months Ended
	May 17, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Total Accumulated Deficit	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Summary Of Significant Accounting Policies [Line Items]
Property and equipment useful lives						2 years	5 years
Deferred offering costs capitalized			$ 1,600,000
Reverse stock split ratio on preferred and common stock	0.1
Accumulated deficit		(242,060,000)	(202,320,000)	(213,686,000)	242,400,000
Cash, cash equivalent and Investments		$ 235,200,000	$ 137,400,000